Organization and Liquidity	3 Months Ended
Mar. 31, 2024
Organization and Liquidity
Organization and Liquidity

1. Organization and Liquidity

Description of Business

GCT Semiconductor Holdings, Inc. (formerly known as Concord Acquisition Corp III) and its wholly owned subsidiaries (collectively “GCT”, or the “Company”) is headquartered in San Jose, California with international offices in Korea, China, Taiwan, and Japan. The Company is a fabless semiconductor company that specializes in the design, manufacturing and sale of communication semiconductors, including high-speed wireless communication technologies such as 5G/4.75G/4.5G/4G transceivers and modems, which are essential for a wide variety of industrial, B2B and consumer applications.

On March 26, 2024 (the “Closing Date” or “Closing”), Concord Acquisition Corp III (“Concord III”), a Delaware corporation, consummated a series of transactions that resulted in the combination of Gibraltar Merger Sub Inc., a Delaware corporation and a wholly-owned subsidiary of Concord III (“Merger Sub”), and GCT Semiconductor, Inc. (hereinafter referred to as “Legacy GCT”), pursuant to a Business Combination Agreement, dated November 2, 2023 (as amended, the “Business Combination Agreement”), by and among Concord III, Merger Sub and Legacy GCT. Pursuant to the terms of the Business Combination Agreement, Merger Sub merged with and into Legacy GCT, with Legacy GCT surviving the merger as a wholly-owned subsidiary of Concord III (the “Business Combination”). On the Closing Date, Concord III changed its name from Concord III to “GCT Semiconductor Holding, Inc.”

The Business Combination was accounted for as a reverse recapitalization with Legacy GCT being the accounting acquirer and Concord III as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represent the accounts of Legacy GCT. Pursuant to the Business Combination Agreement, the shares and net loss per common share prior to the Closing have been retroactively restated as shares reflecting the exchange ratio established in the Closing of approximately 0.1868.

Prior to the Business Combination, Concord III’s public shares, and public redeemable warrants, were listed on the New York Stock Exchange (“NYSE”) under the symbols “CNDB.U,” “CNDB” and “CNDB.WS,” respectively. On March 27, 2024, the Company’s common stock and public warrants began trading on the NYSE, under the symbols “GCTS” and “GCTSW,” respectively. See Note 3 for additional information. In connection with the Closing, Concord III’s Class A common stock and Class B common stock were recapitalized into a single class of common stock.

Liquidity

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Prior to March 31, 2024, the Company has incurred operating losses and negative cash flows from operating and had an accumulated deficit of $548.9 million as of March 31, 2024. The Company’s existing sources of liquidity as of March 31, 2024 include cash and cash equivalents of $16.1 million. The Company has historically funded operations primarily with issuances of capital stock and the incurrence of debt.

The Company received $17.2 million in cash proceeds from the reverse recapitalization and PIPE Financing (as defined in Note 3), net of transaction costs. The Company believes the proceeds received in connection with the Business Combination and other capital resources available to the Company, including sales of products and services and the Purchase Agreement (as defined in Note 17), will be sufficient to fund the Company’s operations for at 12 months after the filing date of this Quarterly Report on Form 10-Q. Over the longer term, the Company will need to raise additional capital through debt or equity financing to fund future operations until it generates positive cash flows from profitable operations. There can be no assurance that such additional debt or equity financing will be available on terms acceptable to the Company, or at all.